Registration No. 33-40603
811-6310

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

	REGISTRATION STATEMENT UNDER THE
	SECURITIES ACT OF 1933

	Pre-Effective Amendment  No.

	Post-Effective Amendment No.    15     	[X]

	REGISTRATION STATEMENT UNDER THE
	INVESTMENT COMPANY ACT OF 1940

	Amendment No.    18      	[X]

GREENWICH STREET SERIES FUND
(Exact name of Registrant as specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)

(212) 816-6474
Registrant's Telephone Number, including area code

Christina T. Sydor, 388 Greenwich Street, New York, New York 10013 (Name and Address of Agent for Service)

Continuous
(Approximate Date of Proposed Public Offering)


It is proposed that this filing becomes effective (check appropriate box):


[  ]  Immediately upon filing pursuant to paragraph b	[  ]  on (date)
pursuant to paragraph b

[x]  60 days after filing pursuant to paragraph (a)(1)	[  ]  on
(date) pursuant to paragraph (a)(1)

[  ]  75 days after filing pursuant to paragraph (a)(2)	[  ]  on
(date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment


CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and
Documents:

Front Cover

Contents Page

Part A - Prospectus Supplement.

Part B - Statement of Additional Information incorporated by reference.

Part C - Other Information

Signature Page

Exhibits

Part A
PROSPECTUS

The Prospectus of the Greenwich Street Series Fund (the "Fund") containing the prospectuses of the Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio and Total Return Portfolio which are part of the series of the Fund is incorporated by reference to Part A of Post-Effective No. 14 to the Fund's Registration Statement filed on April 30, 1998. (Accession No. 0000091155-98-000277)

The Supplement dated January 15, 1999 to the Prospectus of the Fund dated April 30, 1998 for the purpose of creating a new class of shares (Class II Shares) of the Equity Index Portfolio of the Fund, is filed herein.

GREENWICH STREET SERIES FUND
On behalf of the Equity Index Portfolio

Supplement dated January 15, 1999
to the Prospectus dated April 30, 1998

The following information supplements, and to the extent inconsistent therewith, supersedes, the information in the Prospectus under: "How to Use the Fund"


Investing in the Fund

Shares of the Fund are currently offered exclusively to Contract owners. The existing shares of the Portfolio are redesignated as Class I shares. The Fund has created a separate class of shares to be designated Class II.

Sales Charges and Surrender Charges

The Fund does not assess any sales charge, either when it sells or when it redeems shares of the Portfolio. However, Class II Shares are subject to an annual distribution fee of 0.25% of the daily net assets of the Class.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Fund (the "Plan"). Pursuant to the Plan, each Portfolio participating in the Plan may pay the Salomon Smith Barney, Inc. ("Salomon Smith Barney") (for remittance to a Participating Insurance Company) for various costs incurred or paid by such company in connection with the distribution of Shares of that Portfolio. Depending on the Participating Insurance Company's corporate structure and applicable state law, Salomon Smith Barney may remit payments to the Participating Insurance Company's affiliated broker-dealer or other affiliated company rather than the Participating Insurance Company itself.

The Plan provides that the Fund, on behalf of each Portfolio, shall pay Salomon Smith Barney in its capacity as principal underwriter of the Shares, a fee of up to 0.25% of the average daily net assets of a Portfolio attributable to its Shares. Under the terms of the Plan, the Fund is authorized to make payments quarterly to Salomon Smith Barney for remittance to a Participating Insurance Company, in order to pay or reimburse such Participating Insurance Company for distribution and shareholder servicing-related expenses incurred or paid by such Participating Insurance Company.

Expenses payable pursuant to the Plan may include, but are not necessarily limited to: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Contract owners; (b) those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund and including materials intended for use within the Participating Insurance Company, or for broker-dealer only use or retail use; (c) holding seminars and sales meetings designed to promote the distribution of Fund Shares; (d) obtaining information and providing explanations to Contract owners regarding Fund investment objectives and policies and other information about the Fund and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Fund; (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Contracts to the Fund; (g) personal service and/or maintenance of Contract owner accounts with respect to Fund Shares attributable to such accounts; and (h) financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Shares.

Financial Highlights
The following information for the three years ended December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1997. The information for each of the years in the four year period ended December 31, 1994 has been audited by other auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1994. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the SAI.

For a share of beneficial interest outstanding throughout each period:
EQUITY INDEX PORTFOLIO
1998(1
)
1997
1996
1995
1994
1993
1992
1991(
4)
Net Asset Value, Beginning
of Year
$23.59
$18.
36
$15.
58
$11.
69
$11.
90
$11.
27
$10.
62
$10.0
0
Income From Operations:








Net investment income(3)
0.04
0.12
0.22
0.25
0.23
0.20
0.17
0.04
Net realized and
unrealized gain (loss)
4.07
5.76
3.17
3.88
(0.1
4)
0.71
0.55
0.58
Total Income From
Operations
4.11
5.88
3.39
4.13
0.09
0.91
0.72
0.62
Less Distributions From:








Net investment income
(0.08)
(0.1
7)
(0.2
3)
(0.2
3)
(0.1
5)
(0.1
6)
(0.0
2)
--
Net realized gains
(0.21)
(0.4
8)
(0.3
8)
(0.0
1)
(0.1
5)
(0.1
2)
(0.0
5)
--
Total Distributions
(0.29)
(0.6
5)
(0.6
1)
(0.2
4)
(0.3
0)
(0.2
8)
(0.0
7)
--
Net Asset Value, End of
Period
$27.41
$23.
59
$18.
36
$15.
58
$11.
69
$11.
90
$11.
27
$10.6
2
Total Return
17.41%

32.1
6%
21.6
8%
35.8
1%
0.85
%
8.66
%
6.74
%
6.20%

Net Assets, End of Period
(millions)
$90
$35
$19
$15
$10
$9
$4
$2
Ratios to Average Net
Assets:








Expenses(3)
0.29%
0.76
%
1.06
%
1.00
%
1.00
%
1.00
%
1.00
%
0.98
Net investment income
1.42
1.08
1.37
1.84
2.10
1.77
2.10
2.91
Portfolio turnover rate
1%
6%
7%
5%
1%
1%
8%
--
Average commissions per
share paid on equity
transactions (2)

$0.03

$0.0
3

$0.0
4

$0.0
5

--

--

--

--


(1) For the six months ended June 30, 1998 (unaudited).
(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(3)	For the Equity Index Portfolio, the Investment adviser waived all or part of its fees for the six months ended June 30, 1998 and the three-year period ended December 31, 1995. In addition, for Equity Index Portfolio, IDS Life reimbursed expenses of $6,842, $25,496 and $28,169 for the three-year period ended December 31, 1995. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:


Per Share Decreases to
Net Investment Income

Expense Ratios Without
Waivers and Reimbursements
Portfo
lio
1998
19
97
19
96
19
95
19
94
19
93
19
92
19
91

1998
19
97
19
96
199
5
199
4
199
3
199
2
1991
Equity
Index
$0.0
1
N/
A
N/
A
$0
 .0
2
$0
 .0
6
$0
 .1
0
$0
 .1
5
$0
 .0
9

0.47
%
N/
A
N/
A
1.1
7%
1.5
3%
1.8
8%
2.8
9%
7.60
%

(4)	For the period from October 16, 1991 (commencement of operations) to
December 31, 1991.
Total return is not annualized, as it may not be representative of the total return for the year.
Annualized.



Additional Information

	Class II shares are subject to the same terms and conditions as Class I shares of the Fund as outlined in the Prospectus.


FD          10/98
Part B
STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information of the Fund is incorporated by reference to Part B of Post-Effective Amendment No. 14 to the Fund's Registration Statement filed on April 30, 1998. (Accession
No. 0000091155-98-000277)

Part C

OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration
Statement.


GREENWICH STREET SERIES FUND

PART C - OTHER INFORMATION

Item 23.		Exhibits


	All references are to the Registrant's Registration
Statement on Form N-1A (the "Registration Statement") as filed with the SEC on May 16, 1991 (File Nos. 33-40603 and 811-6310).

(a)    (1)	Registrant's Master Trust Agreement and Amendment Nos. 1
and 2 are incorporated by reference to Post-Effective
Amendment No. 6 to the Registrant's Registration
Statement as filed with the SEC on December 1, 1993
("Post-Effective Amendment No. 6").

(2)	Registrant's Amendments No.3 and No. 4 to the Master
Trust Agreement are filed herein.

(b)		Registrant's by-laws are incorporated by reference to the
Registration Statement.

(c) 	Specimen certificates for shares of beneficial interest
in the Money Market Portfolio, Intermediate High Grade
Portfolio, Diversified Strategic Income Portfolio, Equity
Income Portfolio, Equity Index Portfolio, Growth and
Income Portfolio and Appreciation Portfolio is incorporated by reference to Pre-Effective Amendment No.
1 to the Registrant's Registration Statement as filed with the SEC on July 10, 1991 ("Pre-Effective Amendment
No. 1").

(d)   (1) 	Investment Advisory Agreement dated April 1, 1995 between
the Registrant and Travelers Investment Management
Company relating to Equity Index Portfolio, is incorporated by reference to Post-Effective Amendment No.
10 to the Registrant's Registration Statement as filed with the SEC on May 3, 1995 ("Post-Effective Amendment
No. 10").

        (2)	Investment Advisory Agreements dated July 30, 1993
between the Registrant and Greenwich Street Advisors relating to Money Market, Intermediate High Grade,
Diversified Strategic Income, Equity Income and Growth and Income Portfolios and between the Registrant and Smith Barney Shearson Asset Management relating to
Appreciation Portfolio dated July 30, 1993, are incorporated by reference to Post-Effective Amendment No.
4 to the Registrant's Registration Statement as filed with the SEC on October 22, 1993 ("Post Effective
Amendment No. 4").

    (3)	Investment Advisory Agreement with Smith Barney Shearson
Asset Management relating to Total Return Portfolio, dated November 23, 1993, is incorporated by reference to Post-Effective Amendment No. 6.

        (4)	Investment Advisory Agreement with Smith, Barney
Advisers, Inc. relating to International Equity
Portfolio, dated November 23, 1993, is incorporated by reference to Post-Effective Amendment No. 6.

        (5)	Investment Advisory Agreement with American Capital Asset
Management, Inc. relating to Emerging Growth Portfolio, is incorporated by reference to Post-Effective Amendment
No. 10.

        (6)	Form of Investment Advisory Agreement with Greenwich
Street Advisors relating to Diversified Strategic Income
Portfolio dated March 21, 1994 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC on May 1, 1994 ("Post-Effective Amendment No. 9").

        (7)	Form of Sub-Investment Advisory Agreement with Smith
Barney Global Capital Management Inc. relating to
Diversified Strategic Income Portfolio dated March 21,
1994 is incorporated by reference to Post-Effective
Amendment No. 9.

(e)   (1)	Distribution Agreement with Smith Barney Shearson Inc.,
dated July 30, 1993, is incorporated by reference to Post-Effective Amendment No. 4.

        (2)	    Form of Distribution Agreement with CFBDS, Inc. dated
October 8, 1998 is filed herewith.

(f)	Not Applicable.

(g)	(1)	Form of Custody Agreement between the Registrant and PNC
Bank, National Association is incorporated by reference to Post-Effective Amendment No. 11 to the Registration
Statement as filed with the SEC on September 6, 1995
("Post-Effective Amendment No. 11").

   	(2)	Form of Custody Agreement between the Registrant and The
Chase Manhattan Bank is incorporated by reference to Post-Effective Amendment No. 13 to the Registration
Statement as filed with the SEC on April 29, 1997 ("Post-
Effective Amendment No. 13").

(h)     (1)	Administration Agreements dated June 4, 1994 with Smith
Barney Mutual Funds Management Inc. relating to Money
Market, Intermediate High Grade, Diversified Strategic
Income, Equity Income, Equity Index, Growth and Income,
Appreciation, Total Return, Emerging Growth and
International Equity Portfolios are incorporated by reference to Post-Effective Amendment No. 10.

          (2)	Transfer Agency Agreement between the Registrant
and The Shareholder Services Group, Inc. dated August 2,
1993 is incorporated by reference to Post-Effective
Amendment No. 7 to the Registrant's Registration
Statement as filed with the SEC on March 1, 1994 ("Post-
Effective Amendment No. 7").

(i)	Not applicable

(j)	Not applicable

(k)	Not applicable.

(l)	Purchase Agreement is incorporated by reference to Pre-
Effective Amendment No. 3 to the Registration Statement filed with the SEC on October 15, 1991.

(m)	   Form of Distribution Plan pursuant to Rule 12b-1 for
the Equity Index Portfolio filed herewith

(n) 		   Financial Data Schedule is to be filed by
amendment.

(o)		   Rule 18f-3 Plan filed herein.


Item 24.	Persons Controlled by or under Common Control with
Registrant

Shares of the Registrant will be offered to IDS Life
Insurance Company ("IDS Life") and IDS Life Insurance
Company of New York ("IDS Life of New York"), corporations organized under the laws of the State of Minnesota, for allocation to one or more separate subaccounts of the IDS Life Account SBS. IDS Life and IDS
Life of New York are wholly owned subsidiaries of American Express Financial Services, a corporation organized under the laws of the state of Delaware.


Item 25.			Indemnification

		The response to this item is incorporated by reference to Pre-Effective Amendment No. 3

Item 26	.		Business and Other Connections of Investment
Adviser


(a)	Investment Adviser--Mutual Management Corp., formerly
known as Smith Barney Mutual Funds Management Inc.
("MMC").

MMC was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., formerly known as
Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). MMC is registered as an investment adviser under the Investment
Advisers Act of 1940 (the "1940 Act").

The list required by this Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by MMC pursuant to the Investment Advisers Act of 1940 Act (the
"Advisers Act") (SEC File No. 801-8314).

(b)		Investment Adviser - - Smith Barney Global Capital
Management, Inc.

Investment Adviser - - Smith Barney Global Capital
Management, Inc. ("SBGCM") was incorporated on January
22, 1988 under the laws of the State of Delaware. SBGCM is an indirect wholly owned subsidiary of Smith Barney
Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup. SBGCM is an investment adviser registered with the Securities and Exchange Commission in the United
States and with the Investment Management Regulatory
Organization Limited in the United Kingdom. SBGCM conducts its operations primarily in the United Kingdom.

The list required by this Item 28 of officers and directors of SBGCM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBGCM pursuant to the Advisers Act (SEC File No. 801-31824).

(c).		Investment Adviser - - Van Kampen American Capital Asset
Management, Inc.

Van Kampen American Capital Asset Management Inc.
("VKAC"), is located at One Parkview Plaza, Oakbrook
Terrace, Illinois 60181 and through its predecessors, has been in the investment counseling business since 1926.
VKAC is a wholly owned subsidiary of VK/AC Holding, Inc.
VK/AC Holding, Inc. is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

The list required by this Item 28 of officers and directors of VKAC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM
ADV filed by VKAC pursuant to the Advisers Act (SEC File
No. 801-1169).

(d).		Investment Adviser -- Travelers Investment Management
Company

Travelers Investment Management Company ("TIMCO"), is located at One Tower Square, Hartford, Connecticut 06183, and has been in the investment counseling business since
1976. TIMCO is a wholly owned subsidiary of Citigroup.

The list required by this Item 28 of officers and directors of TIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form
ADV filed by TIMCO pursuant to Advisers Act (SEC File No.
801-07212).

Item 27.		Principal Underwriters


(a) CFBDS, Inc., ("CFBDS") the Registrant's
Distributor, is also the distributor for the following
Smith Barney funds: Concert Investment Series, Consulting
Group Capital Markets Funds, Smith Barney Adjustable Rate
Government Income Fund, Smith Barney Aggressive Growth
Fund Inc., Smith Barney Appreciation Fund Inc., Smith
Barney Arizona Municipals Fund Inc., Smith Barney
California Municipals Fund Inc., Smith Barney Concert
Allocation Series Inc., Smith Barney Equity Funds, Smith
Barney Fundamental Value Fund Inc., Smith Barney Funds,
Inc., Smith Barney Income Funds, Smith Barney
Institutional Cash Management Fund, Inc., Smith Barney
Investment Funds Inc., Smith Barney Investment Trust,
Smith Barney Managed Governments Fund Inc., Smith Barney
Managed Municipals Fund Inc., Smith Barney Massachusetts
Municipals Fund, Smith Barney Money Funds, Inc., Smith
Barney Muni Funds, Smith Barney Municipal Money Market
Fund, Inc., Smith Barney Natural Resources Fund Inc.,
Smith Barney New Jersey Municipals Fund Inc., Smith
Barney Oregon Municipals Fund Inc., Smith Barney
Principal Return Fund, Smith Barney Small Cap Blend Fund,
Inc., Smith Barney Telecommunications Trust, Smith Barney
Variable Account Funds, Smith Barney World Funds, Inc.,
Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The
Travelers Fund VA for Variable Annuities, The Travelers
Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for
Variable Annuities, The Travelers Fund BD IV for Variable
Annuities, The Travelers Fund ABD for Variable Annuities,
The Travelers Fund ABD II for Variable Annuities, The
Travelers Separate Account PF for Variable Annuities, The
Travelers Separate Account PF II for Variable Annuities,
The Travelers Separate Account QP for Variable Annuities,
The Travelers Separate Account TM for Variable Annuities,
The Travelers Separate Account TM II for Variable
Annuities, The Travelers Separate Account Five for
Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account
Seven for Variable Annuities, The Travelers Separate
Account Eight for Variable Annuities, The Travelers Fund
UL for Variable Annuities, The Travelers Fund UL II for
Variable Annuities, The Travelers Variable Life Insurance
Separate Account One, The Travelers Variable Life
Insurance Separate Account Two, The Travelers Variable
Life Insurance Separate Account Three, The Travelers
Variable Life Insurance Separate Account Four, The
Travelers Separate Account MGA, The Travelers Separate
Account MGA II, The Travelers Growth and Income Stock
Account for Variable Annuities, The Travelers Quality
Bond Account for Variable Annuities, The Travelers Money
Market Account for Variable Annuities, The Travelers
Timed Growth and Income Stock Account for Variable
Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive
Stock Account for Variable Annuities, The Travelers Timed
Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust,
CitiFunds Premium Trust, CitiFunds Institutional Trust,
CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds
Trust II, CitiFunds Trust III, CitiFunds International
Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio
200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400,
CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP
Portfolio.  CFBDS is also the placement agent for Large
Cap Value Portfolio, Small Cap Value Portfolio,
International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, U.S. Fixed Income Portfolio,
Large Cap Growth Portfolio, Small Cap Growth Portfolio,
International Equity Portfolio, Balanced Portfolio,
Government Income Portfolio, Tax Free Reserves Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves
Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers
Opportunity Fund Inc., Salomon Brothers Investors Fund
Inc., Salomon Brothers Capital Fund Inc., Salomon
Brothers Series Funds Inc., Salomon Brothers
Institutional Series Funds Inc., Salomon Brothers
Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with
respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.


Item 28.		Location of Accounts and Records

 (1)	Mutual Management Corp.
	388 Greenwich Street
	New York, New York  10013
	(Records relating to its function as Investment Adviser and Administrator)

(2)		Van Kampen American Capital Asset Management, Inc.
	One Parkview Plaza,
	Oakbrook Terrace, Illinois 60181
	(Records relating to its function as Investment Adviser)

(3)		Smith Barney Global Capital Management Inc.
	10 Piccadilly
	London, U.K. W1V-9LA
	(Records relating to its function as Sub- Investment
Adviser)

(4)		Travelers Investment Management Company
	One Tower Square
	Hartford, CT 06183-2030
	(Records relating to its function as Investment Adviser)

(5) CFBDS, Inc.
21 Milk Street, 5th Floor
	Boston, MA   02109
	(Records relating to its function as Distributor)

(6)		PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, PA 19103
		(Records relating to its function as Custodian)

(7)		First Data Investor Services Group, Inc.
	One Exchange Place
	53 State Street
	Boston, Massachusetts  02109
	(Records relating to its function as Transfer Agent and Dividend Paying Agent)

Item 29.		Management Services

		There are no management related services contracts not discussed on Part A or Part B.

Item 30.		Undertakings

		None


SIGNATURES






   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 24th day of December, 1998.



GREENWICH STREET SERIES FUND



By: /s/Heath B. McLendon
	Heath B. McLendon
	Chairman of the Board

We, the undersigned, hereby severally constitute and appoint Heath B. McLendon, Christina T. Sydor and Lewis E. Daidone and each of them singly, our true and lawful attorneys, with full power to them and each of them to sign for us, and in our hands and in the capacities indicated below, any and all Amendments to this Registration Statement and to file the same, with all exhibits thereto, and other documents therewith, with the Securities and Exchange Commission, granting unto said attorneys and each of them, acting alone, full authority and power to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.




	WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.


/s/Heath B. McLendon
Heath B. McLendon

Chairman of the Board
and Chief Executive
Officer


   December 24,
1998
/s/Lewis E. Daidone
Lewis E. Daidone

Senior Vice President
and Treasurer (Chief
Financial and
Accounting Officer)


   December 24,
1998
/s/Herber Barg
Herbert Barg


Trustee

   December 24,
1998
/s/Alfred J. Bianchetti
Alfred J. Bianchetti


Trustee

   December 24,
1998
/s/Martin Brody
Martin Brody


Trustee

   December 24,
1998
/s/Dwight B. Crane
Dwight B. Crane


Trustee

   December  24,
1998
/s/Burt N. Dorsett
Burt N. Dorsett


Trustee

   December 24,
1998
/s/Elliot S. Jaffe
Elliot S. Jaffe


Trustee

   December 24,
1998
/s/Stephen E. Kaufman
Stephen E. Kaufman


Trustee

   December 24,
1998
/s/Joseph J. McCann
Joseph J. McCann


Trustee

   December 24,
1998
/s/Cornelius C. Rose, Jr.
Cornelius C. Rose, Jr.

Trustee

   December 24,
1998







					EXHIBIT INDEX


Exhibit No.	Exhibit

(a)		Amendments Nos. 3 and 4 to the Master Trust Agreement.

(e) Form of Distribution Agreement

(m)		Form of Rule 12b-1 Plan

(n) Financial Data Schedule. +

(o)		18f-3 Plan

+To be filed by further amendment.